Financial instruments - Outstanding assets and liabilities derivatives positions (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ (2,999,118)	R$ (6,567,720)
Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(1,449,747)	(1,843,085)
Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(1,555,503)	(4,660,846)
Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	6,132	(63,789)
Zero cost collar (U.S.$ x R$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value	7,264,700	6,852,200
Fair value in R$	(1,518,526)	(4,328,970)
Zero cost collar (U.S.$ x R$) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value	209,530	163,941
Fair value in R$	25,512	6,097
NDF (R$ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value	185,000	581,000
Fair value in R$	(36,977)	(331,876)
Swap US$ e US-CPI (1) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value	138,182	138,439
Fair value in R$	(23,226)	(80,759)
Swap VLSFO/Brent | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional value	23,027	39,706
Fair value in R$	3,846	10,873
Derivative Assets | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	3,497,526	3,594,291
Derivative Assets | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	4,650,715	4,748,394
Fair value in R$	1,441,090	1,482,759
Derivative Assets | Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	1,687,593	1,973,705
Fair value in R$	250,548	424,824
Derivative Assets | Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	8,456,042	8,382,699
Fair value in R$	900,125	927,586
Derivative Assets | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	3,117,625	3,117,625
Fair value in R$	874,462	754,173
Derivative Assets | Swap SOFR x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	150,961	150,961
Fair value in R$	5,366	4,949
Derivative Assets | Swap CNH x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	1,200,000	1,200,000
Fair value in R$	25,935
Derivative Liabilities | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(4,947,273)	(5,437,376)
Derivative Liabilities | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	903,827	909,612
Fair value in R$	(2,011,586)	(2,259,020)
Derivative Liabilities | Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	1,687,593	1,973,705
Fair value in R$	(6,096)	(30,695)
Derivative Liabilities | Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	8,053,063	8,128,395
Fair value in R$	(1,664,574)	(1,753,485)
Derivative Liabilities | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	610,171	610,171
Fair value in R$	(1,205,540)	(1,344,937)
Derivative Liabilities | Swap SOFR x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	150,961	150,961
Fair value in R$	(26,086)	(42,799)
Derivative Liabilities | Swap CNH x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	165,815
Fair value in R$	R$ (33,391)	R$ (6,440)